U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 333-76407
POST-EFFECTIVE AMENDMENT NO. 25

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-9293
POST EFFECTIVE AMENDMENT NO. 25

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(1-520-434-3778)

Agents For Service:	Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
1-520-434-3778

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On _________, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On _________, pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On _________, pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered: Common Stock of:
Davis Value Portfolio;
Davis Financial Portfolio; and
Davis Real Estate Portfolio

EXPLANATORY NOTE

This Post-Effective Amendment No. 24 to the Registration Statement contains:
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DAVIS VARIABLE ACCOUNT FUND, INC.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 18th day of May, 2015.
The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS VARIABLE ACCOUNT FUND, INC.
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date
Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 18, 2015

Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 18, 2015

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to powers of attorney filed as Exhibit (q)(1) of Part C of this Registration Statement.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

DAVIS VARIABLE ACCOUNT FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 18, 2015 by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum* Marc P. Blum	Director

Andrew A. Davis* Andrew A. Davis	Director

Christopher C. Davis* Christopher C. Davis	Director

John Gates* John Gates	Director

Thomas S. Gayner* Thomas S. Gayner	Director

Samuel H. Iapalucci* Samuel H. Iapalucci	Director

Robert P. Morgenthau* Robert P. Morgenthau	Director

Marsha Williams* Marsha Williams	Director

*Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to powers of attorney. Incorporated by reference to Exhibit (q)(1) of Part C of this Registration Statement.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

EXHIBIT LIST
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